UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON D.C. 20549
                             FORM 13F
                     FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 06/30/2005
Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                             Cambridge Financial Group, Inc.
Address:                          4100 Horizons Drive
                                  Suite 200
                                  Columbus, OH  43220
13F File Number:

The institutional investment manager filing this report
and the person by whom it is signed hereby represent that
the person signing the report is authorized to submit it,
that all information contained herein is true, correct
and complete, and that it is understood that all required
items, statements, schedules, lists, and tables, are
considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:
Name:                 Gregory J. Bauer
Title:                Managing Director
Phone:                614-457-1530
Signature,            Place,                and Date of Signing:
                      Columbus, Ohio        11/15/2006
Report Type (Check only one.):
                               [ X]        13F HOLDINGS REPORT.
                               [  ]        13F NOTICE.
                               [  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           None
Form 13F Information Table Entry Total:      29
Form 13F Information Table Value Total:      794740
List of Other Included Managers:
No.  13F File Number

Information Table:

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
______________________________ ________________ _________ ________ ________ ___ ____ _______ ____________ ________ ________ ________
ARCHER DANIELS MIDLAND CO       COM             039483102    25835   682035 SH       SOLE                   682035
ALLEGHENY TECHNOLOGIES INC      COM             01741R102    26106   419789 SH       SOLE                   419789
BOEING CO                       COM             097023105    26559   336836 SH       SOLE                   336836
BAKER HUGHES INC                COM             057224107    25658   376220 SH       SOLE                   376220
CATERPILLAR INC DEL             COM             149123101    24523   372687 SH       SOLE                   372687
CSX CORP                        COM             126408103    28755   875890 SH       SOLE                   875890
CITRIX SYS INC                  COM             177376100    30073   830519 SH       SOLE                   830519
FEDEX CORP                      COM             31428X106    25391   233627 SH       SOLE                   233627
GENERAL * MTRS CORP             COM             370442105    28755   864565 SH       SOLE                   864565
GOLDMAN SACHS GROUP INC         COM             38141G104    28086   171932 SH       SOLE                   171932
HALIBURTON CO                   COM             406216101    20392   716757 SH       SOLE                   716757
HEWLETT PACKARD CO              COM             428236103    30785   839063 SH       SOLE                   839063
HUMANA INC                      COM             444859102    36572   553367 SH       SOLE                   553367
INTERNATIONAL BUSINESS MACHS    COM             459200101    26299   320957 SH       SOLE                   320957
NORDSTROM INC                   COM             655664100    29034   686381 SH       SOLE                   686381
MEDCO HEALTH SOLUTIONS INC      COM             58405U102    31867   530142 SH       SOLE                   530142
MONSANTO CO NEW                 COM             61166W101    34761   739445 SH       SOLE                   739445
NORFOLK SOUTHERN CORP           COM             655844108    21992   499245 SH       SOLE                   499245
NUCOR CORP                      COM             670346105    26786   541247 SH       SOLE                   541247
OFFICEMAX INC DEL               COM             67622P101    25050   614885 SH       SOLE                   614885
PPG INDS INC                    COM             693506107    28312   422058 SH       SOLE                   422058
RYDER SYS INC                   COM             783549108    26906   520621 SH       SOLE                   520621
ROHM & HAAS CO                  COM             775371107    25546   539510 SH       SOLE                   539510
ROCKWELL AUTOMATION INC         COM             773903109    21500   370055 SH       SOLE                   370055
DONNELLEY R R & SONS CO         COM             257867101    26529   804870 SH       SOLE                   804870
SHERWIN WILLIAMS CO             COM             824348106    30091   539456 SH       SOLE                   539456
SYSCO CORP                      COM             871829107    28050   838561 SH       SOLE                   838561
V F CORP                        COM             918204108    29762   407982 SH       SOLE                   407982
VALERO ENERGY CORP NEW          COM             91913Y100    24765   481153 SH       SOLE                   481153